LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of assets lease

Category	Lessee	Country	CCY	Start date	End date	Lease duration (months)	Rent Amount (Monthly) (EUR)(*)
Main Israel office lease (unit n2)	Kudra Israel Marketing (IMSS)	Israel	ILS	01/07/24	28/10/29	64	32,400
Melilla Office	Codere Online, S.A.U. (CDON)	Spain	EUR	19/04/2024	19/04/2028	48	10,000
Vehicles leasing	Servicios de Juego Online S.A.U. (SEJO)	Spain	EUR	01/2024 - 04/2024	03/2028 - 01/2029	51-58	594 - 740

*	These figures are not presented in thousands of euros.

Schedule of Right-of-Use Assets

Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 12/31/2024
Right of use assets	-	2,200	-	2,200
Total	-	2,200	-	2,200
Accumulated depreciation (Note 14)

Right of use assets	-	(242)	-	(242)
Total	-	(242)	-	(242)
Carrying amount	-	1,958	-	1,958

Schedule of lease liabilities

Maturity Analysis:	12/31/2024
Year 1	540
Year 2	540
Year 3	540
Year 4	450
Year 5	322
Onwards	-
Total future lease payments	2,392
Less: unearned interest	(390)
Lease Liabilities as of December 31, 2024	2,002
Analyses as:
Non-Current	1,638
Current	364

Schedule of Lease Expenses and cash outflow

12/31/2024
Depreciation of right-of-use assets	(242)
Lease Finance Interest	(105)
Operating expenses (short term and low-value leases)	(234)
Total	(581)

Schedule of Commitments and Future Lease Arrangements

Category	Lessee	Country	CCY	Start date	End date	Lease duration (months)	Rent Amount (Monthly) (EUR)(*)
Israel office additional lease (unit n3)	Kudra Israel Marketing (IMSS)	Israel	ILS	01/01/2025	28/10/2029	58	6,427

*	These figures are not presented in thousands of euros.